As filed with the Securities and Exchange Commission on April 13, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21700
Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
913-981-1020
Registrant’s telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.
	February 28, 2006

	Shares/ Face Amount	Value

Canadian Trusts – 54.2%(1)
Crude/Refined Products Pipeline – 7.5%(1)
Pembina Pipeline Income Fund (CAD)	533,900	$8,624,177

Electric Generation/Services – 5.0%(1)
Boralex Power Income Fund (CAD)	5,000	48,680
Innergex Power Income Fund (CAD)	212,800	2,528,873
Northland Power Income Fund (CAD)	220,700	3,225,018

		5,802,571

Oil and Gas Royalty Trusts – 16.7%(1)
ARC Energy Trust (CAD)	196,600	4,577,526
Canadian Oil Sands Trust (CAD)	28,300	3,864,843
Crescent Point Energy Trust (CAD)	219,500	4,231,558
Enerplus Resources Fund (CAD)	10,000	507,658
Focus Energy Trust (CAD)	126,400	2,503,521
Progress Energy Trust (CAD)	247,700	3,637,004

		19,322,110

Natural Gathering/Processing – 11.3%(1)
AltaGas Income Trust (CAD)	215,400	5,661,835
Keyera Facilities Income Fund (CAD)	351,600	7,329,127

		12,990,962

Natural Gas/Natural Gas Liquid Pipelines – 13.7%(1)
Duke Energy Income Fund (CAD)	1,074,750	11,854,417
Enbridge Income Fund (CAD)	323,800	3,961,989

		15,816,406

Total Canadian Trusts (Cost $57,431,466)		62,556,226

Master Limited Partnerships and Related Companies – 44.0%(1)
Crude/Refined Products Pipeline – 31.7%(1)
Enbridge Energy Management, L.L.C.(2)(5)	131,177	6,047,261
Enbridge Energy Partners, L.P.	79,700	3,562,590
Kinder Morgan Management, L.L.C.(2)(5)	295,126	12,905,868
Magellan Midstream Partners, L.P.	118,500	3,731,565
Pacific Energy Partners, L.P.	100,500	3,110,475
Plains All American Pipeline, L.P.	78,300	3,508,623
TEPPCO Partners, L.P.	80,050	2,916,222
Valero, L.P.	16,500	858,330

		36,640,934

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	February 28, 2006

	Shares	Value

Natural Gas Gathering/Processing – 4.4%(1)
Energy Transfer Partners, L.P.	95,200	$3,400,544
Regency Energy Partners, L.P.	82,500	1,654,950

		5,055,494

Natural Gas/Natural Gas Liquid Pipelines – 7.5%(1)
Enterprise Products Partners, L.P.	217,210	5,273,859
Northern Border Partners, L.P.	71,000	3,415,100

		8,688,959

Propane Distribution – 0.4%(1)
Inergy, L.P.	17,365	474,759

Total Master Limited Partnerships and Related Companies (Cost $50,648,748)		50,860,146

	Principal
Corporate Bonds – 10.2%(1)	Amount
Crude/Refined Products Pipeline – 6.6%(1)
SemGroup, L.P., 8.75%, 11/15/2015(4)	$7,300,000	7,555,500
Electric Generation/Services – 1.8%(1)
NRG Energy, Inc., 7.25%, 2/1/2014	1,000,000	1,025,000
NRG Energy, Inc., 7.375%, 2/1/2016	1,000,000	1,030,000

		2,055,000

Natural Gas Gathering/Processing – 1.8%(1)
Targa Resources, Inc., 8.50%, 11/1/2013(4)	2,000,000	2,120,000

Total Corporate Bonds (Cost $11,426,662)		11,730,500

Short-Term Investments – 7.6%(1)	Shares
Evergreen Institutional Money Market Fund, 4.42%(3)	5,493,142	5,493,142
Fidelity Institutional Cash Fund (CAD), 2.61%(3)	3,689,601	3,247,887

Total Short-Term Investments (Cost $8,688,040)		8,741,029

Total Investments – 116.0%(1)
(Cost $128,194,916)		133,887,901
Liabilities in Excess of Cash and Other Assets – (16.0%)(1)		(18,431,060)

Total Net Assets Applicable to Common Stockholders – 100.0%(1)		$115,456,841

CAD – Canadian Dollar
(1)	Calculated as a percentage of net assets.
(2)	Security distributions are paid in kind.
(3)	Rate reported is the 7-day effective yield as of February 28, 2006.
(4)	These securities are deemed to be restricted; see Note 8 for further disclosure.
(5)	Related companies of master limited partnerships.
See Accompanying Notes to the Financial Statements.
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Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Tortoise North American Energy Corporation
By (Signature and Title)	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	4/12/06
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	4/12/06
By (Signature and Title)*	/s/ Terry C. Matlack
Terry C. Matlack, Chief Financial Officer
Date	4/12/06
* Print the name and title of each signing officer under his or her signature.
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